Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 16, 2015	May 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jan. 04, 2016	Aug. 11, 2011
Class of Stock [Line Items]
Number of preferred stock shares authorized			10,000,000
Tax benefit in connection with stock compensation expense			$ 224
Employee stock loan amount			$ 242		$ 242
Employee stock loan maturity date			Dec. 31, 2016
Employee stock loan interest rate			0.56%
Class A Common Stock [Member]
Class of Stock [Line Items]
Shares issued, par value			$ 0.01		$ 0.01
Net proceeds from Initial public offering	$ 38,945
Number of common stock shares authorized			45,000,000		45,000,000
Shares issued to employees		203,216
Gross proceeds from Initial public offering	$ 43,673
Class A Common Stock [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued or sold	2,231,000
Shares issued, par value	$ 0.01
Shares issued, price per share	$ 22.50
Class A Common Stock [Member] | Stockholders Not Included In Registration Statement [Member]
Class of Stock [Line Items]
Shares issued or sold	1,941,000
Class A Common Stock [Member] | Stockholders Included In Registration Statement [Member]
Class of Stock [Line Items]
Shares issued or sold	290,000
Class B Common Stock [Member]
Class of Stock [Line Items]
Shares issued, par value			$ 0.01		$ 0.01
Shares issued, conversion of shares	273,000
Number of common stock shares authorized			5,000,000		5,000,000
Preferred Stock, Series C [Member]
Class of Stock [Line Items]
Preferred Stock, shares issued			16,372	16,372
Preferred Stock, shares outstanding			16,372	16,372
Preferred stock liquidation amount per share			$ 1,000
Preferred stock liquidation amount			$ 16,372	$ 16,372		$ 16,372
Preferred stock, par value			$ 0.01
Preferred stock dividend rate			1.00%
Preferred Stock, Series C [Member] | Small Business Lending Fund [Member]
Class of Stock [Line Items]
Preferred stock liquidation amount per share							$ 1,000
Preferred stock liquidation amount						$ 16,372
Preferred stock dividend rate			1.00%	1.00%